Average Annual Total Returns - Retail - Vanguard Alternative Strategies Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares Since Inception	Investor Shares Inception Date	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions Since Inception	Investor Shares Return After Taxes on Distributions Inception Date	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	FTSE 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes) 1 Year	FTSE 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes) 5 Years	FTSE 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes) Since Inception	FTSE 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Spliced Alternative Strategies Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Alternative Strategies Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Alternative Strategies Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Spliced Alternative Strategies Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	(18.80%)	(1.32%)	(0.68%)	Aug. 11, 2015	(18.94%)	(2.11%)	(1.46%)	Aug. 11, 2015	(11.02%)	(1.16%)	(0.68%)	Aug. 11, 2015	0.58%	1.16%	1.08%	Aug. 11, 2015	0.58%	4.32%	4.31%	Aug. 11, 2015